CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 322,110	$ 292,902	$ 231,130
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment loss (gains)	33	(481)	(729)
Gain from change in fair value of warrant liability	0	(1,113)	(566)
Depreciation and amortization	11,541	11,870	11,232
Net amortization of premium on investment securities	481	5,721	6,733
Amortization of debt discount and debt issuance costs	1,961	1,846	1,861
Deferred income taxes	90,593	84,393	65,510
Share-based compensation expense	16,914	15,425	16,678
Changes in operating assets and liabilities:
Premiums receivable	(6,776)	(9,322)	(10,579)
Accrued investment income	(5,641)	(2,244)	(2,038)
Deferred policy acquisition costs, net	(4,341)	1,020	2,641
Reinsurance recoverable	(5,927)	(1,267)	(2,712)
Prepaid federal income taxes	(80,877)	(65,165)	(42,853)
Other assets	(316)	236	(218)
Unearned premiums	(30,740)	(16,202)	20,420
Reserve for insurance claims and claim expenses	24,138	(3,715)	12,984
Reinsurance balances, net	(859)	(1,904)	(683)
Accounts payable and accrued expenses	10,389	1,394	16,908
Net cash provided by operating activities	342,683	313,394	325,719
Cash flows from investing activities
Purchase of short-term investments	(166,224)	(313,926)	(10,640)
Purchase of fixed-maturity investments, available-for-sale	(488,562)	(233,586)	(514,405)
Proceeds from maturity of short-term investments	320,545	151,635	0
Proceeds from redemptions, maturities and sale of fixed-maturity investments, available-for-sale	143,613	116,663	163,103
Additions to software and equipment	(9,372)	(10,572)	(12,238)
Net cash used in investing activities	(200,000)	(289,786)	(374,180)
Cash flows from financing activities
Proceeds from issuance of common stock related to employee equity plans	10,549	5,442	4,201
Proceeds from issuance of common stock related to warrant exercises	0	518	503
Taxes paid related to net share settlement of equity awards	(9,356)	(5,213)	(5,426)
Payments of debt issuance costs	0	0	(1,108)
Repurchases of common stock	(91,613)	(56,575)	0
Net cash used in financing activities	(90,420)	(55,828)	(1,830)
Net increase (decrease) in cash, cash equivalents and restricted cash	52,263	(32,220)	(50,291)
Cash, cash equivalents and restricted cash, beginning of period	44,426	76,646	126,937
Cash, cash equivalents and restricted cash, end of period	96,689	44,426	76,646
Supplemental disclosures of cash flow information
Interest paid	29,500	29,500	29,500
Income taxes (paid) refunded	$ (20)	$ 20	$ 457